Other Financial Assets and Liabilities - Summary of Valuation Gain and Loss on Financial Liabilities at Fair Value Through Profit or Loss (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	₩ 7,758	₩ 5,051
Valuation loss on financial liabilities [member]
Disclosure of financial liabilities [line items]
Derivative liabilities held for trading	₩ 2,707	₩ 3,078